Exhibit 99.28

Loan Level Exceptions
Run Date -XX/XX/XXXX
Recovco ID	Loan #1	Loan #2	Project	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions

XXXXXXXXX	6000065443	XXXXXXXX	XXX 2021-1	1	1	1	1	1	1	1	1
XXXXXXXXX	6000065446	XXXXXXXX	XXX 2021-1	1	1	1	1	1	1	1	1
XXXXXXXXX	6000065450	XXXXXXXX	XXX 2021-1	1	1	1	1	1	1	1	1
XXXXXXXXX	6000065454	XXXXXXXX	XXX 2021-1	1	1	1	1	1	1	1	1
XXXXXXXXX	6000065455	XXXXXXXX	XXX 2021-1	1	1	1	1	1	1	1	1
XXXXXXXXX	6000065306	XXXXXXXX	XXX 2021-4	1	1	1	1	1	1	1	1
XXXXXXXXX	6000065449	XXXXXXXX	XXX 2021-1	3	2	3	3	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The Title Commitment (page 596) shows that the proposed loan policy amount is $XXX, when the loan amount is $XXX (page 12).

*** (CURED) Documentation Does Not Support - EV R
COMMENT:   The DU reflects a New Mortgage in the amount of $XXX and a payment of $XXX for one of the borrower's rental properties (page 97) which pays off a $XXX mortgage balance. There is no documentation in the loan file showing that the new PIIT is $XXX per month for that property.

*** (CURED) Missing Documentation - EV R
COMMENT:   The Loan Application (page 683) reflects a gross monthly rental income of $XXX for the property at XXX, and the lease agreements are located on page (377 - 388) however, the rental income is not reflected on the XXXX Tax Return. There is no explanation. There is no documentation showing when this property was acquired by the borrower.

*** (CURED) Missing Doc - EV R
COMMENT:   The Loan Application reflects a PITI payment of $XXX for the borrower's primary residence which matches the payment on the Credit Report (page 62) but there is no evidence that the payment is escrowed.

*** (CURED) Right to receive copy of appraisal is Missing - EV R
COMMENT:   The Right to Receive a Copy of the Appraisal Disclosure was missing from the loan file. Also, The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

*** (CURED) Title Issue - EV R
COMMENT:   The Title Commitment (page 599) reflects 4 judgments. There is no statement from the title company indicating that the judgments will be released and not appear on final policy.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
XXXXXXXXX	6000065438	XXXXXXXX	XXX 2021-1	3	1	3	3	1	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   Missing secondary value and source.  No CU Risk score indicated in the file.

*** (CURED) Missing Documentation - EV R
COMMENT:   Loan file is missing the mortgage payment history from mortgage with XXX XXX., which is being paid off at closing.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% tolerance
XXXXXXXXX	6000065444	XXXXXXXX	XXX 2021-1	3	1	3	1	1	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   The AUS calls for Comparable Rent Schedule to offset the mortgage obligation on the subject property, it is not located in the loan file.  Rental income identified in AUS at $XXX monthly.

*** (CURED) Transmittal (1008) is Missing - EV R
														COMMENT: The 1008 is missing from this file.
XXXXXXXXX	6000065300	XXXXXXXX	XXX 2021-4	3	1	3	3	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Assets were not documented and verified with two months of statements.  Bank statements are not in the current loan file.  Assets and reserves were required on this loan.

*** (CURED) DTI > 60% - EV R
COMMENT:   Based on just REO incomes, the DTI is excessive

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Based on just REO incomes, the DTI is excessive

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Based on just REO incomes, the DTI is excessive

*** (CURED) Housing (Front) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Based on just REO incomes, the DTI is excessive

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Assets were not documented and verified with two months of statements.  Bank statements are not in the current loan file.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   For the self-employed income for qualifying purposes, the income may be supported by personal and business tax returns covering the most recent one-year period (including all tax schedules), provided the tax returns reflect at least 12 months of self-employment income and the Cash Flow Analysis (Form 1084) or equivalent has been completed. Otherwise, lenders must obtain personal and business tax returns covering the most recent two-year period.  The file does not contain K1 documents for either year, XXXX, XXXX.

Also, rental income may not be provided on the loan and used in qualifying if the borrower does not own a principle residence and does not have a current housing expense.  The 1003 (page 92) states neither borrower has a primary residence expense, thus unclear if this is typo as other docs in the file indicate a housing payment for the primary residence.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
XXXXXXXXX	6000065442	XXXXXXXX	XXX 2021-1	3	1	1	3	3	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
XXXXXXXXX	6000065445	XXXXXXXX	XXX 2021-1	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to Title Escrow Fee was not accepted because the change was not disclosed within 3-business days: $XXX. The change occurred on XX/XX/XXXX; however, the disclosure was not issued until XX/XX/XX. A cost to cure in the amount of $XX is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXXXX	6000065456	XXXXXXXX	XXX 2021-1	3	1	1	3	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #3 - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
XXXXXXXXX	6000065452	XXXXXXXX	XXX 2021-1	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   Missing explanation and supporting documentation re: deferred balance on XXX loan for XXX XXX
Missing explanation and supporting documentation re: deferred interest on XXX for XXX XXX
														Missing HOA (if needed) information for XXX .
XXXXXXXXX	6000065294	XXXXXXXX	XXX 2021-4	3	1	3	3	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Missing all PITIA docs for investment properties, along with documentation to support the rental income being used for each properties

*** (CURED) Verification of Rent - EV R
COMMENT:   The Loan Application (page 34) shows that the borrower has a monthly rental expense of $XXX. The Fannie Mae DU (page 8) states that the amount of monthly rental expense must be verified and documented by acceptable means. There is no documentation in the loan file documenting the borrower's monthly housing expense.

*** (CURED) DTI > 60% - EV R
COMMENT:   Due to missing PITI docs for all investment properties, only able to use 75% of the stated gross income. Due to this it is far over the acceptable DTI%

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Due to missing PITI docs for all investment properties, only able to use 75% of the stated gross income. Due to this it is far over the acceptable DTI%

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Due to missing PITI docs for all investment properties, only able to use 75% of the stated gross income. Due to this it is far over the acceptable DTI%

*** (CURED) Employment Information Incomplete - EV R
COMMENT:   Verbal verification of employment is missing from the file.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Missing K-1s for  XXX

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
XXXXXXXXX	6000065290	XXXXXXXX	XXX 2021-4	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Missing verification of mortgage for the  XXX  account with a balance of XXX required by AUS
File also missing HOI and Tax information for the properties located at XXX and XXX

*** (CURED) QM Points and Fees - EV R
COMMENT:   This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds 3 percent of the total loan amount of $XXX. The following fees were included in the calculation: Points - Loan Discount Fee paid by Borrower: $XXX
														Processing Fee paid by Borrower: $XXX, Underwriting Fee paid by Borrower: $XXX. If Discount Points are bonafide and excludable, providing the PAR (undiscounted) rate may cure the violation. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
XXXXXXXXX	6000065458	XXXXXXXX	XXX 2021-1	3	1	1	3	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the required additional documentation to onfirm the  XXX  HELOC was current as of the Note date on XX/XX/XXXX.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
XXXXXXXXX	6000065457	XXXXXXXX	XXX 2021-1	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The Schedule E reflects the reported properties all have mortgages. The file is missing the verification of the monthly mortgage payment for theXXXand  XXX  and 2200   XXX properties to properly calculate the rental income.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The file contains only a request for distribution application to be deposited to the XXX checking account starting XX/XX/XXXX . Guidelines require the lender to document current receipt of the income in the form of a distribution from a 401(k), IRA, or XXX retirement account. The file is missing confirmation the borrower receives the $XXX distribution.  In fact, the XXX checking account printout does not reflect the receipt of the distribution. Proof of receipt of the $XXX monthly income is missing.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation to support the Stated PIW Value within 10%.
XXXXXXXXX	6000065453	XXXXXXXX	XXX 2021-1	3	1	3	1	1	1	1	1			*** (CURED) Missing sufficient employment documentation (ATR) - EV R COMMENT: The file is missing VVOE for Borrower and Co-Borrower.
XXXXXXXXX	6000065440	XXXXXXXX	XXX 2021-1	3	1	3	3	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   Loan file is missing copies of 1) Right to Receive Copy of the Appraisal (e-mailed pg 206, not opened by borrower), 2) 3-day Waiver of Right to Receive Copy of the Appraisal, if applicable, and 3) Acknowledgment of Receipt of Appraisal prior to, or at closing. Please provide for review.

*** (CURED) Title holder is not an individual - EV R
COMMENT:   Title provide in the loan file on page 399 reflects the title is in the name of XXX XXX a Florida limited liability company.  The Note and loan was taken out in the name of XXX XXX.  Validation of the title changing from borrowers business to his personal name is not in file.  Final Title must reflect the change over along with the deed.

*** (CURED) Title issue - EV R
COMMENT:   Title provide in the loan file on page 399 reflects the title is in the name of XXX XXX a Florida limited liability company.  The Note and loan was taken out in the name of XXX XXX.  Validation of the title changing from borrowers business to his personal name is not in file.  Final Title must reflect the change over along with the deed.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
XXXXXXXXX	6000065439	XXXXXXXX	XXX 2021-1	3	1	1	1	3	1	1	1	*** (CURED) QM Points and Fees - EV R
														COMMENT: This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds 3 percent of the total loan amount of $XXX. The following fees are included in the calculation: borrower paid compensation $XXX and discount points $XXX. If points are bonafide and excludable, providing the undiscounted rate may clear the violation. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
XXXXXXXXX	6000065434	XXXXXXXX	XXX 2021-1	3	1	2	3	1	1	1	1	*** (CURED) Right to receive copy of appraisal is Missing - EV R
COMMENT:   The file did not contain evidence that the” Right to Receive Copy of the Appraisal” was provided to the consumer(s) within 3 business days of the application date, XX/XX/XXXX.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
XXXXXXXXX	6000065451	XXXXXXXX	XXX 2021-1	3	1	3	1	1	1	1	1			*** (CURED) Title issue - EV R COMMENT: Title commitment references XXX filing for previous home owners to be cleared. Final policy must reflect this has been removed. #19 on page 1050.
XXXXXXXXX	6000065436	XXXXXXXX	XXX 2021-1	3	1	3	3	1	1	1	1	*** (CURED) Underwriting - Missing LOE - EV R
COMMENT:   Credit report is reporting an address for the borrower in XX and XX of XXXX that has not been explained in documentation provided - XXX. Also, per final application and credit report information, borrower's social security number is incorrect. Should begin with XXX, not XXX.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
XXXXXXXXX	6000065448	XXXXXXXX	XXX 2021-1	3	1	1	3	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.